[ATLANTA CAPITAL LOGO]
[PHOTO OF PLAZA ENTRANCE STATUE]

SEMIANNUAL REPORT MARCH 31, 2003

ATLANTA
CAPITAL
INTERMEDIATE
BOND
FUND

[PHOTO OF SKYSCRAPERS]

                   IMPORTANT NOTICE REGARDING DELIVERY
                        OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

ATLANTA CAPITAL INTERMEDIATE BOND FUND as of March 31, 2003

INVESTMENT UPDATE

[INVESTMENT TEAM PHOTO]

Gregory L. Coleman
James A. Womack
Portfolio Managers

INVESTMENT ENVIRONMENT

- After holding the Federal Funds target rate constant for 11 months at 1.75%, the Federal Reserve Board lowered its target to 1.25% in November, reflecting continued lackluster growth in the U.S. economy and rising unemployment. For the six months ended March 31, 2003, short-term interest rates declined by about 40 basis points (0.40%), while long-term rates rose about 15 basis points (0.15%).

- The lowest mortgage rates in over 40 years prompted a huge surge in mortgage prepayments as homeowners refinanced at record pace. Consumers, benefiting from a reduction in borrowing costs and the ability to extract equity in their homes, helped Gross Domestic Product (GDP) to grow an anemic 1.4% in the fourth quarter. Capital spending by businesses remained depressed.

- Inflation remained near its recent lows, continuing to put downward pressure on interest rates, as well as corporate profits. By the end of the period, evidence suggested that most inflation metrics (Consumer Price Index, GDP deflator, commodity prices) had firmed.

THE FUND

  PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class I shares had a total return of 1.71% during the six months ended March 31, 2003.(1) This return resulted from a decrease in net asset value per share (NAV) to $10.09 on March 31, 2003, from $10.37 on September 30, 2002, and the reinvestment of $0.193 per share in dividends and $0.258 per share in short-term capital gains.

- The Fund's Class R shares had a total return of 1.47% during the six months ended March 31, 2003.(1) This return resulted from a decrease in NAV to $10.09 on March 31, 2003, from $10.37 on September 30, 2002, and the reinvestment of $0.168 per share in dividends and $0.258 per share in short-term capital gains.

- Based on the Fund's most recent NAVs of $10.09 for Class I and $10.09 for Class R, Class I and Class R had distribution rates of 3.47% and 2.97%, respectively, on March 31, 2003.(2) The Fund's SEC 30-day yields were 2.12% and 1.60%, respectively, for Class I and Class R at March 31, 2003.(3)

MANAGEMENT DISCUSSION

- During the six months ended March 31, 2003, we increased the Fund's exposure to corporate bonds to about 15% from about 11%. We believe that these bonds will perform well as the economic recovery gains momentum. Additionally, we increased the Fund's allocation to collateralized mortgage obligations (CMOs) to about 29% from about 23%.

- The pace of the economic recovery, to date, has come in well below our expectations. Nevertheless, most of the catalysts that justify stronger growth (i.e., record low interest rates, substantial fiscal stimulus, and solid productivity gains) are still in place. We believe that, with the fall of Baghdad and the potential benefits that may be realized if a proposed tax cut is enacted, the economy will break free from its holding pattern and that a sustained economic recovery will emerge.

- In anticipation of the economic rebound, we have implemented three important strategies. First, the duration on the Fund is set shorter than normal, reflecting our current view that interest rates will rise over time as the economy strengthens. Second, the Fund has a barbell structure that we believe should add relative performance as short-term rates rise faster than long-term rates. Third, we have maintained exposure to corporate holdings, as the economic rebound could be positive for corporate spreads.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND ATLANTA CAPITAL MANAGEMENT DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

FUND INFORMATION
as of March 31, 2003

PERFORMANCE(1)                                              Class I    Class R
-------------------------------------------------------------------------------
Cumulative Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
Life of Fund+                                                 7.48%      7.00%

+Inception dates: Class I: 4/30/02; Class R: 4/30/02

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

(1)Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Classes I and R have no sales charge.

(2)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.

(3)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yields will vary.

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

ASSET BACKED SECURITIES -- 20.6%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Capital One Prime Auto Receivables
Trust, Series 2003-1, Class A3, 1.97%,
4/15/07                                        $275        $   275,344
Carmax Auto Owner Trust, Series 2002-2,
Class A4, 3.34%, 2/15/08                        250            257,120
Chemical Master Credit Card Trust,
Series 1996-2, Class A, 5.98%, 9/15/08          175            183,507
CIT Group Home Equity Loan Trust, Series
2002-1, Class AF2, 4.57%, 1/25/23               250            252,673
Countrywide Asset-Backed Certificates,
Series 1999-1, Class AF2, 6.16%, 9/25/25         21             21,550
Countrywide Asset-Backed Certificates,
Series 2000-1, Class AF3, 7.83%, 7/25/25         53             53,271
Daimler Chrysler Auto Trust, Series
2001-C, Class A3, 4.21%, 7/6/05                 500            509,327
Discover Card Master Trust I, Series
2001-5, Class A, 5.30%, 11/16/06                100            104,318
Ford Credit Auto Owner Trust, Series
2000-G, Class A4, 6.62%, 7/15/04                 88             89,382
Residential Asset Securities Corp.,
Series 2001-KS2, Class A13, 5.751%,
3/25/27                                         492            499,569
----------------------------------------------------------------------
Total Asset Backed Securities
   (identified cost, $2,234,320)                           $ 2,246,061
----------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 15.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Citigroup, Inc., 6.50%, 1/18/11                $250        $   285,933
Countrywide Home Loan, 5.625%, 7/15/09          250            266,700
Emerson Electric, 7.125%, 8/15/10               200            237,572
Morgan Stanley, 5.30%, 3/1/13                   250            255,199
Target Corp., 7.50%, 8/15/10                    250            298,853
Verizon Global Funding Corp., 7.375%,
9/1/12                                          250            295,921
----------------------------------------------------------------------
Total Corporate Bonds & Notes
   (identified cost, $1,520,618)                           $ 1,640,178
----------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 29.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Citicorp Mortgage Securities, Inc.,
Series 1999-3, Class A2, 6.10%, 5/25/29        $250        $   254,571
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Series
1589, Class N, 6.25%, 4/15/23                  $163        $   171,592
Federal Home Loan Mortgage Corp., Series
1614, Class J, 6.25%, 11/15/22                   63             66,373
Federal Home Loan Mortgage Corp., Series
2065, Class PB, 6.25%, 1/15/24                  297            297,465
Federal Home Loan Mortgage Corp., Series
2098, Class VA, 6.00%, 10/15/05                  83             87,128
Federal Home Loan Mortgage Corp., Series
2121, Class NC, 5.50%, 8/15/16                  250            250,393
Federal Home Loan Mortgage Corp., Series
2259, Class VJ, 7.00%, 3/15/08                   73             74,897
Federal Home Loan Mortgage Corp., Series
2489, Class MA, 5.00%, 12/15/12                 395            399,532
Federal National Mortgage Assn., Series
1994-1, Class N, 6.50%, 7/25/13                  45             46,514
Federal National Mortgage Assn., Series
2001-3, Class PG, 6.00%, 6/25/26                300            303,396
Federal National Mortgage Assn., Series
2001-80, Class PB, 5.00%, 5/25/17               198            202,060
Federal National Mortgage Assn., Series
2002-27, Class DC, 5.50%, 5/25/09               130            131,941
Federal National Mortgage Assn., Series
2003-14, Class AQ, 3.50%, 3/25/33               299            299,188
Prudential Home Mortgage Securities,
Series 1993-35, Class A7, 6.75%, 9/25/08         45             45,265
Residential Funding Mortgage Securities
I, Series 1999-S5, Class A3, 6.20%,
2/25/29                                         147            148,355
Washington Mutual, Series 2002-S5,
Class 1A-1, 5.50%, 9/25/32                      390            398,113
----------------------------------------------------------------------
Total Collateralized Mortgage Obligations
   (identified cost, $3,161,756)                           $ 3,176,783
----------------------------------------------------------------------

GOVERNMENT AGENCIES -- 17.6%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
5.875%, 3/21/11                                $200        $   220,952
Federal National Mortgage Assn., 4.00%,
8/15/03                                         500            505,299
Federal National Mortgage Assn., 4.375%,
9/15/12                                         265            267,480
Federal National Mortgage Assn., 4.375%,
3/15/13                                         635            637,282
Federal National Mortgage Assn., 6.25%,
2/1/11                                          250            281,424
----------------------------------------------------------------------
Total Government Agencies
   (identified cost, $1,849,056)                           $ 1,912,437
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

MORTGAGE-BACKED SECURITIES -- 0.8%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Pool
#40402, 5.50%, 1/1/07                          $ 82        $    84,894
----------------------------------------------------------------------
Total Mortgage-Backed Securities
   (identified cost, $78,081)                              $    84,894
----------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 10.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
U.S. Treasury Note, 6.00%, 8/15/09             $100        $   116,008
U.S. Treasury Strip, 0.00%, 5/15/05             950            918,408
U.S. Treasury Strip, 0.00%, 5/15/09              95             77,702
----------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $1,086,302)                           $ 1,112,118
----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.6%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
U.S. Treasury Bill, 7/3/03                     $500        $   498,586
----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $498,586)                           $   498,586
----------------------------------------------------------------------
Total Investments -- 98.1%
   (identified cost $10,428,719)                           $10,671,057
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.9%                     $   211,163
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $10,882,220
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $10,428,719)                           $10,671,057
Cash                                          535,930
Receivable for Fund shares sold                34,725
Receivable from the Administrator               5,966
Interest receivable                            43,885
Prepaid expenses                                   22
-----------------------------------------------------
TOTAL ASSETS                              $11,291,585
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $   351,276
Dividends payable                              31,995
Payable for Fund shares redeemed                7,522
Accrued expenses                               18,572
-----------------------------------------------------
TOTAL LIABILITIES                         $   409,365
-----------------------------------------------------
NET ASSETS                                $10,882,220
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $10,517,472
Accumulated undistributed net realized
   gain (computed on the basis of
   identified cost)                           148,289
Accumulated distributions in excess of
   net investment income                      (25,879)
Net unrealized appreciation (computed on
   the basis of identified cost)              242,338
-----------------------------------------------------
TOTAL                                     $10,882,220
-----------------------------------------------------
Class I Shares
-----------------------------------------------------
NET ASSETS                                $10,879,535
SHARES OUTSTANDING                          1,078,549
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     10.09
-----------------------------------------------------

Class R Shares
-----------------------------------------------------
NET ASSETS                                $     2,685
SHARES OUTSTANDING                                266
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     10.09
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2003
Investment Income
---------------------------------------------------
Interest                                  $ 228,556
---------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 228,556
---------------------------------------------------

Expenses
---------------------------------------------------
Investment adviser fee                    $  22,322
Trustees' fees and expenses                      93
Distribution and service fees
   Class R                                        6
Legal and accounting services                 9,794
Custodian fee                                 5,619
Registration fees                             5,536
Transfer and dividend disbursing agent
   fees                                       2,016
Printing and postage                          1,610
Miscellaneous                                   847
---------------------------------------------------
TOTAL EXPENSES                            $  47,843
---------------------------------------------------
Deduct --
   Preliminary reduction of investment
      adviser fee                         $     128
   Preliminary allocation of expenses to
      the Administrator                       5,966
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $   6,094
---------------------------------------------------

NET EXPENSES                              $  41,749
---------------------------------------------------

NET INVESTMENT INCOME                     $ 186,807
---------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 153,713
---------------------------------------------------
NET REALIZED GAIN                         $ 153,713
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(156,146)
---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(156,146)
---------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $  (2,433)
---------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 184,374
---------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       MARCH 31, 2003    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       SEPTEMBER 30, 2002(1)
-------------------------------------------------------------------------------------
From operations --
   Net investment income                  $        186,807  $                 192,928
   Net realized gain                               153,713                    305,632
   Net change in unrealized appreciation
      (depreciation)                              (156,146)                   398,484
-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $        184,374  $                 897,044
-------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class I                             $       (212,642) $                (224,028)
      Class R                                          (44)                       (43)
   From net realized gain
      Class I                                     (279,847)                        --
      Class R                                          (66)                        --
-------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $       (492,599) $                (224,071)
-------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class I                             $        784,146  $              11,976,563
      Class R                                           --                      2,510
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class I                                      456,439                    224,028
      Class R                                          110                         43
   Cost of shares redeemed
      Class I                                   (2,141,596)                  (784,771)
-------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
   NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $       (900,901) $              11,418,373
-------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     (1,209,126) $              12,091,346
-------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------
At beginning of period                    $     12,091,346  $                      --
-------------------------------------------------------------------------------------
AT END OF PERIOD                          $     10,882,220  $              12,091,346
-------------------------------------------------------------------------------------

Accumulated distributions
in excess of net investment
income included in net assets
-------------------------------------------------------------------------------------
AT END OF PERIOD                          $        (25,879) $                      --
-------------------------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                        CLASS I
                                  ----------------------------------------------------
                                  SIX MONTHS ENDED
                                  MARCH 31, 2003      YEAR ENDED
                                  (UNAUDITED)(1)      SEPTEMBER 30, 2002(1)(2)
--------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.370                     $10.000
--------------------------------------------------------------------------------------

Income from operations
--------------------------------------------------------------------------------------
Net investment income                 $ 0.170                     $ 0.166
Net realized and unrealized
   gain                                 0.001(3)                    0.397
--------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.171                     $ 0.563
--------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------
From net investment income            $(0.193)                    $(0.193)
From net realized gain                 (0.258)                         --
--------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.451)                    $(0.193)
--------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.090                     $10.370
--------------------------------------------------------------------------------------

TOTAL RETURN(4)                          1.71%                       5.67%
--------------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $10,880                     $12,089
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.75%(5)                    0.75%(5)
   Net investment income                 3.36%(5)                    3.91%(5)
Portfolio Turnover                         29%                         42%
--------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.86%(5)                    1.25%(5)
   Net investment income                 3.25%(5)                    3.41%(5)
Net investment income per
   share                              $ 0.164                     $ 0.145
--------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the start of business, April 30, 2002, to September 30, 2002.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                        CLASS R
                                  ----------------------------------------------------
                                  SIX MONTHS ENDED
                                  MARCH 31, 2003      YEAR ENDED
                                  (UNAUDITED)(1)      SEPTEMBER 30, 2002(1)(2)
--------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.370                     $10.000
--------------------------------------------------------------------------------------

Income from operations
--------------------------------------------------------------------------------------
Net investment income                 $ 0.143                     $ 0.146
Net realized and unrealized
   gain                                 0.003(3)                    0.396
--------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.146                     $ 0.542
--------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------
From net investment income            $(0.168)                    $(0.172)
From net realized gain                 (0.258)                         --
--------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.426)                    $(0.172)
--------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.090                     $10.370
--------------------------------------------------------------------------------------

TOTAL RETURN(4)                          1.47%                       5.46%
--------------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $     3                     $     3
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          1.25%(5)                    1.25%(5)
   Net investment income                 2.86%(5)                    3.43%(5)
Portfolio Turnover                         29%                         42%
--------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                              1.36%(5)                    1.75%(5)
   Net investment income                 2.75%(5)                    2.93%(5)
Net investment income per
   share                              $ 0.137                     $ 0.125
--------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the start of business, April 30, 2002, to September 30, 2002.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Atlanta Capital Intermediate Bond Fund (the Fund), is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to balance current income with capital preservation. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund offers two classes of shares. Class I shares and Class R shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Debt securities (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Unlisted securities are valued at the mean between the latest available bid and asked prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   March 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                              SIX MONTHS ENDED
                                              MARCH 31, 2003    YEAR ENDED
    CLASS I                                   (UNAUDITED)       SEPTEMBER 30, 2002(1)
    --------------------------------------------------------------------------------------------
    Sales                                               77,572                         1,221,001
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        45,258                            21,941
    Redemptions                                       (210,508)                          (76,715)
    --------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                            (87,678)                        1,166,227
    --------------------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              MARCH 31, 2003    YEAR ENDED
    CLASS R                                   (UNAUDITED)       SEPTEMBER 30, 2002(1)
    --------------------------------------------------------------------------------------------
    Sales                                                   --                               251
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            11                                 4
    --------------------------------------------------------------------------------------------
    NET INCREASE                                            11                               255
    --------------------------------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002 to September 30, 2002.

   On May 1, 2002, the Fund received an in-kind contribution in return for 1,159,651 Class I shares of the Fund.

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the investment advisory agreement, BMR receives a monthly advisory fee equal to 0.40% annually of the Fund's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For six months ended March 31, 2003, the advisory fee amounted to $22,322. In order to enhance the net income of the Fund, BMR made a reduction of the investment adviser fee of $128. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Fund to Atlanta Capital Management, LLC ("Atlanta Capital"), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Fund in the amount of 0.30% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. EVM serves as administrator of the Fund but receives no compensation. To enhance the net income of the Fund, the Administrator was allocated $5,966 of the Fund's operating expenses for the six months ended March 31, 2003. Except as to Trustees of the Fund who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2003, no significant amounts have been deferred. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended March 31, 2003, no significant amounts have been accrued or paid.

   Certain officers and Trustees of the Fund are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect a distribution plan for Class R (Class R Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Class R Plan allows the Fund to pay Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.25% of the Fund's average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. Although there is not the present intention to do so, the Fund could pay distribution fees of up to 0.50% of Class R's average daily net assets annually upon Trustee approval. The Fund paid or accrued $3 for Class R shares to or payable to EVD for the six months ended March 31, 2003, representing 0.25% (annualized) of the average daily net assets for Class R shares.

   The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class R shares for

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the six months ended March 31, 2003 amounted to $3 for Class R shares.

6 Purchases and Sales of Investments
-------------------------------------------
   Purchases, sales and paydowns of investments, other than short-term obligations, aggregated $5,300,280, $2,831,691, and $1,648,598, respectively, for the six months ended March 31, 2003.

7 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $9,940,704
    ----------------------------------------------------
    Gross unrealized appreciation             $  255,747
    Gross unrealized depreciation                (23,979)
    ----------------------------------------------------
    NET UNREALIZED APPRECIATION               $  231,768
    ----------------------------------------------------

8 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2003.

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF MARCH 31, 2003

INVESTMENT MANAGEMENT

ATLANTA CAPITAL INTERMEDIATE BOND FUND

Officers

Thomas E. Faust Jr.
President

Gregory L. Coleman
Vice President

James A. Womack
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

James B. Hawkes
Chief Executive Officer of Eaton Vance Corp.
and officer and/or director of its subsidiaries

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF ATLANTA CAPITAL INTERMEDIATE BOND FUND
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

SUB-ADVISER OF ATLANTA CAPITAL INTERMEDIATE BOND FUND
ATLANTA CAPITAL MANAGEMENT, LLC
1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

ADMINISTRATOR OF ATLANTA CAPITAL INTERMEDIATE BOND FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                              EATON VANCE FUNDS
                            EATON VANCE MANAGEMENT
                        BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call:
                         1-800-262-1122

ATLANTA CAPITAL INTERMEDIATE BOND FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

  This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.


1443-5/03                                                                AIBSRC